Balance sheet information - Schedule Of Intangible Assets Net Excluding Goodwill (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Less accumulated amortization:
Intangible Assets, Net	$ 257,848	$ 191,650
Bio Ventus LLC
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Total carrying amount		397,266	$ 396,566
Less accumulated amortization:
Accumulated Amortization		(206,775)	(179,509)
IntangibleAssets, net before currency translation		190,491	217,057
Currency translation		1,159	(547)
Intangible Assets, Net		191,650	216,510
IPR&D | Bio Ventus LLC
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)		1,445	11,095
Intellectual property | Bio Ventus LLC
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		263,422	263,422
Less accumulated amortization:
Accumulated Amortization		(117,281)	(100,982)
Distribution rights | Bio Ventus LLC
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		60,700	59,700
Less accumulated amortization:
Accumulated Amortization		(34,461)	(28,716)
Customer relationships | Bio Ventus LLC
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		57,700	57,700
Less accumulated amortization:
Accumulated Amortization		(51,247)	(46,407)
Developed technology and other | Bio Ventus LLC
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		13,999	4,649
Less accumulated amortization:
Accumulated Amortization		$ (3,786)	$ (3,404)